Auditors' remuneration - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Auditors Remuneration [Line Items]
Total remuneration	$ 30.8	$ 29.3	$ 25.1
Audit fees	27.7	27.0	22.6
Audit-related fees	3.0	2.0	2.3
Tax fees	0.0	0.0	0.0
Other fees	0.1	0.3	0.2
KPMG
Auditors Remuneration [Line Items]
Total remuneration	$ 30.8	$ 29.3	$ 25.1